Derivative instruments - Loss(Gain) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative instruments
Realized gain on contracts settled during the year	$ (109,093)	$ (84,219)
Reversal of opening contracts settled during the year	(12,811)	62,735
Unrealized loss (gain) on contracts outstanding at the end of the year	113,766	(5,308)
Gain on derivative instruments	$ (8,138)	$ (26,792)